CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF OPERATIONS [Abstract]
Revenues
Cost of revenues
Gross Profit
Operating expenses:
General and administrative	10,000	10,000
Gain on sale of Intellectual Property			(250,000)
Total operating expenses (income)	10,000	10,000	(250,000)
Operating loss (income):	10,000	10,000	(250,000)
Financial expenses, net		21,544	180,908
Loss (profit) before Taxes on Income	10,000	31,544	(69,092)
Taxes on income
Net loss (income) from continuing operation	10,000	31,544	(69,092)
Net loss from discontinued operation, net
Net loss (income)	10,000	31,544	(69,092)
Net income (loss) attributable to noncontrolling interest			50,000
Net loss (income) attributable to the Company	$ 10,000	$ 31,544	$ (19,092)
Basic and diluted net income (loss) per share	$ 0.0	$ 0.0	$ 0.0
Weighted average number of common stock used in computing basic and diluted net profit (loss) per share	32,315,698	32,315,698	32,315,698